Severance Indemnities and Pension Plans (Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits) (Detail)	Mar. 31, 2018
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	41.30%
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	32.00%
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	14.20%
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	8.30%
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	1.50%
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Short-term Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	2.70%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	0.30%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	57.40%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	30.40%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	9.90%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Short-term Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	2.00%
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	100.00%
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member] | Non-Japanese Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	70.00%
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan assets	30.00%